Retirement Plans	12 Months Ended
Dec. 31, 2011
Retirement Plans [Abstract]
Retirement Plans
(15)	Retirement Plans

Defined Contribution Plan

In the past, the Company had defined contribution 401(k) plans at both of its Banks and one for the former GFH employees. On April 1, 2011, the Company converted all plans into the Virginia Bankers Association Master Defined Contribution Plan for Hampton Roads Bankshares, Inc. (the "Plan"). Any employee of the Company, Bank of Hampton Roads or Hampton Roads Investments, Inc. who is at least 21 years of age and has at least three months of service is eligible to participate in the Plan. Additionally, any employee of Shore Bank who is at least 18 years old and has at least three months of service is eligible to participate in the Plan. Participants may contribute up to 98% of their covered compensation, subject to statutory limitations, and the Company will make matching contributions of 100% of the first 3% of pay and 50% for the next 2% of pay. The Company may also make additional discretionary contributions to the Plan. Participants are fully vested in their contributions and the Company's match immediately and become fully vested in the Company's discretionary contributions after three years of service. The Company offers its stock as an investment option under the Plan.

The Company made matching contributions of $954 thousand, $1.2 million, and $1.2 million for the years ended December 31, 2011, 2010, and 2009, respectively. The Company made no discretionary contributions in 2011, 2010, or 2009.

Supplemental Executive Retirement Plans ("SERP")

The Company has entered into SERPs with several key officers. Under these agreements, all but one of five officers are each eligible to receive an annual benefit payable in fifteen installments each equal to $50 thousand following the attainment of their plan retirement date. The final officer is eligible to receive an annual benefit payable in fifteen installments each equal to 50% of his Benefit Computation Base, calculated as the average compensation from the Company over the three consecutive completed calendar years just prior to the year of retirement or termination, following the attainment of his plan retirement date. The Company recognizes expense each year related to these agreements based on the present value of the benefits expected to be provided to the employees and any beneficiaries.

The change in benefit obligation and funded status (in thousands) for the years ended December 31, 2011, 2010, and 2009 were as follows.

	2011	2010	2009
Benefit obligation at beginning of year	$4,796	$4,874	$3,915
Service cost	251	620	826
Interest cost	39	64	228
Settlements	(3,543)	(762)	(95)

Benefit obligation at end of year	1,543	4,796	4,874
Fair value of plan assets	—	—	—

Funded status	$(1,543)	$(4,796)	$(4,874)

The amount of the funded status is the accrued benefit cost included in other liabilities on the balance sheet. The amounts (in thousands) recognized in the consolidated balance sheets as of December 31, 2011 and 2010 were as follows.

	2011	2010
Accrued benefit cost included in other liabilities	$(1,543)	$(4,796)

The components of net periodic benefit cost (in thousands) for the years ended December 31, 2011, 2010, and 2009 were as follows.

	2011	2010	2009
Service cost	$251	$620	$826
Interest cost	39	64	228
Settlements	(3,543)	(762)	(95)

Net periodic benefit cost	$(3,253)	$(78)	$959

The weighted-average assumptions used to determine benefit obligations and net periodic pension benefit at December 31, 2011, 2010, and 2009 were as follows. The rate of compensation increase only applies to the officer agreement with a Benefit Computation Base.

	2011	2010	2009
Discount rate	7.00%	6.00% - 7.00%	6.00% - 7.00%
Rate of compensation increase	5.00%	5.00% - 5.75%	3.00% - 5.75%

The Company recognizes expense each year related to the SERPs based on the present value of the benefits expected to be provided to the employees and any beneficiaries. The Company does not expect to make contributions to fund the supplemental retirement agreements in 2012 and made no contributions to the plan in 2011. The plans are unfunded and there are no plan assets. As of December 31, 2011, there are no benefit payments expected to be paid over the next ten years.

Executive Savings Plan

The Company's Executive Savings Plan was discontinued during 2010. No contributions were made to the plan during 2009 or 2010.

Board of Directors Retirement Agreement

The Company has entered into retirement agreements with certain members of the Board of Directors. Participants are eligible for compensation under the plan upon the sixth anniversary of the participant's first board meeting. Benefits are to be paid in monthly installments commencing at retirement and ending upon the death, disability, or mutual consent of both parties to the agreement. Under the plan, the participants continue to serve the Company after retirement by performing certain duties as outlined in the plan document. During 2011, 2010, and 2009, the Company expensed $93 thousand, $69 thousand, and $72 thousand, respectively, related to this plan.